Document And Entity Information	Jul. 20, 2023
Document Information [Line Items]
Entity, Registrant Name	PAM TRANSPORTATION SERVICES, INC.
Document, Type	8-K
Document, Period End Date	Jul. 20, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-15057
Entity, Tax Identification Number	71-0633135
Entity, Address, Address Line One	297 West Henri De Tonti
Entity, Address, City or Town	Tontitown
Entity, Address, State or Province	AR
Entity, Address, Postal Zip Code	72770
City Area Code	479
Local Phone Number	361-9111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	PTSI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000798287